Income Tax (Details) - Schedule of reconciliation between income tax expense (benefit) and accounting loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Reconciliation Between Income Tax Expense Benefit and Accounting Loss [Abstract]
Tax calculated based on loss before tax and statutory tax rate (Note)	$ (2,267,658)	$ (1,398,565)	$ (952,112)
Prior year income tax (overestimation) underestimation	(1,829)		1,845
Effects from items disallowed by tax regulation	85,387	108,574	20
Taxable loss not recognized as deferred tax assets	2,614,468	1,051,546	875,223
Effect of exchange rates			121
Income tax expense (benefit)	$ 430,368	$ (238,445)	$ (74,903)